UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (99.3%)(a)
			Shares	Value

Aerospace and defense (5.1%)

Astronics Corp.(NON)			29,800	$1,889,618

Astronics Corp. Class B(NON)			5,980	388,461

General Dynamics Corp.			57,800	6,295,576

Honeywell International, Inc.			159,300	14,776,668

Rockwell Collins, Inc.			42,900	3,417,843

United Technologies Corp.			114,500	13,378,180

				40,146,346
Airlines (1.4%)

Delta Air Lines, Inc.			183,300	6,351,345

Spirit Airlines, Inc.(NON)			77,000	4,573,800

				10,925,145
Auto components (0.9%)

Dana Holding Corp.			103,700	2,413,099

TRW Automotive Holdings Corp.(NON)			58,932	4,810,030

				7,223,129
Automobiles (0.3%)

Tesla Motors, Inc.(NON)			11,200	2,334,640

				2,334,640
Banks (1.7%)

Ally Financial, Inc.			356	2,928,100

Bancorp, Inc. (The)(NON)			173,415	3,261,936

Bank of America Corp.			195,100	3,355,720

PacWest Bancorp			83,300	3,582,733

				13,128,489
Beverages (1.9%)

Brown-Forman Corp. Class B			26,500	2,376,785

Coca-Cola Enterprises, Inc.			73,000	3,486,480

Monster Beverage Corp.(NON)			48,900	3,396,105

PepsiCo, Inc.			51,200	4,275,200

Remy Cointreau SA (France)(S)			17,682	1,418,947

				14,953,517
Biotechnology (5.8%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			24,700	1,139,164

Alkermes PLC(NON)			52,900	2,332,361

Biogen Idec, Inc.(NON)			13,900	4,251,593

BioMarin Pharmaceutical, Inc.(NON)			27,000	1,841,670

Celgene Corp.(NON)			48,161	6,723,276

Cubist Pharmaceuticals, Inc.(NON)			99,204	7,256,773

Gilead Sciences, Inc.(NON)			199,807	14,158,324

InterMune, Inc.(NON)			56,102	1,877,734

Neuralstem, Inc.(NON)			349,039	1,462,473

Retrophin, Inc.(NON)			92,044	1,957,776

Vertex Pharmaceuticals, Inc.(NON)			35,692	2,524,138

				45,525,282
Building products (0.4%)

Allegion PLC (Ireland)			64,866	3,384,059

				3,384,059
Capital markets (2.0%)

Carlyle Group LP (The) (Partnership shares)			86,265	3,031,352

Charles Schwab Corp. (The)			343,300	9,382,389

KKR & Co. LP			124,100	2,834,444

				15,248,185
Chemicals (3.2%)

Agrium, Inc. (Canada)(S)			25,500	2,486,760

Axiall Corp.			44,200	1,985,464

Chemtura Corp.(NON)			172,200	4,354,938

Dow Chemical Co. (The)			113,300	5,505,247

Monsanto Co.			49,800	5,665,746

Symrise AG (Germany)			47,874	2,391,477

W.R. Grace & Co.(NON)			28,100	2,786,677

				25,176,309
Commercial services and supplies (1.1%)

KAR Auction Services, Inc.			125,249	3,801,307

MiX Telematics, Ltd. ADR (South Africa)(NON)(S)			59,021	636,246

Tyco International, Ltd.			95,100	4,032,240

				8,469,793
Communications equipment (0.8%)

Juniper Networks, Inc.(NON)			87,600	2,256,576

Qualcomm, Inc.			55,217	4,354,413

				6,610,989
Construction materials (0.3%)

Eagle Materials, Inc.			25,000	2,216,500

				2,216,500
Consumer finance (0.6%)

American Express Co.			26,700	2,403,801

Santander Consumer USA Holdings, Inc.(NON)			89,034	2,143,939

				4,547,740
Containers and packaging (0.3%)

Sealed Air Corp.			73,816	2,426,332

				2,426,332
Diversified consumer services (0.4%)

Bright Horizons Family Solutions, Inc.(NON)			78,664	3,076,549

				3,076,549
Diversified financial services (0.9%)

CBOE Holdings, Inc.			14,400	815,040

CME Group, Inc.			82,900	6,135,429

				6,950,469
Diversified telecommunication services (0.4%)

Iridium Communications, Inc.(NON)			209,572	1,573,886

Verizon Communications, Inc.			34,453	1,638,929

				3,212,815
Electrical equipment (0.5%)

AMETEK, Inc.			76,150	3,920,964

				3,920,964
Electronic equipment, instruments, and components (0.7%)

Anixter International, Inc.			26,700	2,710,584

Hollysys Automation Technologies, Ltd. (China)(NON)			134,700	2,901,438

				5,612,022
Energy equipment and services (2.1%)

Dril-Quip, Inc.(NON)			21,100	2,365,310

Halliburton Co.			137,000	8,067,930

Oil States International, Inc.(NON)			16,934	1,669,692

Schlumberger, Ltd.			44,100	4,299,750

				16,402,682
Food and staples retail (1.9%)

Costco Wholesale Corp.			32,400	3,618,432

CVS Caremark Corp.			120,900	9,050,574

Whole Foods Market, Inc.(S)			45,000	2,281,950

				14,950,956
Food products (1.1%)

Hillshire Brands Co.			57,600	2,146,176

Mead Johnson Nutrition Co.			70,178	5,834,599

S&W Seed Co.(NON)(S)			71,652	530,941

				8,511,716
Health-care equipment and supplies (3.0%)

Align Technology, Inc.(NON)			15,200	787,208

AtriCure, Inc.(NON)			51,054	960,326

Baxter International, Inc.			62,376	4,589,626

GenMark Diagnostics, Inc.(NON)			186,920	1,857,985

St. Jude Medical, Inc.			91,600	5,989,724

Tornier NV (Netherlands)(NON)			114,587	2,431,536

Zeltiq Aesthetics, Inc.(NON)			52,505	1,029,623

Zimmer Holdings, Inc.			63,600	6,015,288

				23,661,316
Health-care providers and services (0.7%)

Catamaran Corp.(NON)			77,752	3,480,180

LifePoint Hospitals, Inc.(NON)			29,445	1,606,225

				5,086,405
Hotels, restaurants, and leisure (3.4%)

Bloomin' Brands, Inc.(NON)			133,643	3,220,796

Hilton Worldwide Holdings, Inc.(NON)			215,421	4,790,963

Intrawest Resorts Holdings, Inc.(NON)			105,853	1,380,323

Marriott International, Inc. Class A(S)			84,600	4,739,292

Merlin Entertainments PLC 144A (United Kingdom)(NON)			136,546	858,213

Norwegian Cruise Line Holdings, Ltd.(NON)			79,688	2,571,532

Wyndham Worldwide Corp.			119,233	8,731,433

				26,292,552
Household durables (1.8%)

Panasonic Corp. (Japan)			347,500	3,964,377

PulteGroup, Inc.			303,100	5,816,489

Whirlpool Corp.			29,200	4,364,232

				14,145,098
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			158,758	3,319,630

				3,319,630
Industrial conglomerates (0.7%)

Siemens AG (Germany)			37,636	5,065,669

				5,065,669
Insurance (1.3%)

American International Group, Inc.			65,900	3,295,659

Hartford Financial Services Group, Inc. (The)			143,800	5,071,826

Prudential PLC (United Kingdom)			90,557	1,915,081

				10,282,566
Internet and catalog retail (3.5%)

Amazon.com, Inc.(NON)			21,700	7,302,484

Bigfoot GmbH (acquired 8/2/13, cost $703,425) (Private) (Brazil)(F)(RES)(NON)			32	474,342

Ctrip.com International, Ltd. ADR (China)(NON)(S)			34,810	1,755,120

Groupon, Inc.(NON)			218,300	1,711,472

HSN, Inc.			34,800	2,078,604

priceline.com, Inc.(NON)			10,585	12,616,156

Zalando AG (acquired 9/30/13, cost $1,255,524) (Private) (Germany)(F)(RES)(NON)			28	1,259,552

				27,197,730
Internet software and services (7.2%)

Baidu, Inc. ADR (China)(NON)			23,300	3,550,454

eBay, Inc.(NON)			104,600	5,778,104

Facebook, Inc. Class A(NON)			171,200	10,313,088

Google, Inc. Class A(NON)			29,288	32,641,769

Yahoo!, Inc.(NON)			51,900	1,863,210

Yandex NV Class A (Russia)(NON)(S)			74,300	2,243,117

				56,389,742
IT Services (2.5%)

Cognizant Technology Solutions Corp.(NON)			70,200	3,552,822

Visa, Inc. Class A(S)			75,600	16,319,016

				19,871,838
Leisure products (0.3%)

Sega Sammy Holdings, Inc. (Japan)			96,600	2,159,207

				2,159,207
Life sciences tools and services (1.8%)

PerkinElmer, Inc.			77,100	3,474,126

Thermo Fisher Scientific, Inc.			75,161	9,037,359

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)			40,505	1,493,014

				14,004,499
Machinery (1.0%)

TriMas Corp.(NON)			123,318	4,094,158

Wabtec Corp.			47,600	3,689,000

				7,783,158
Marine (0.5%)

Kirby Corp.(NON)			38,800	3,928,500

				3,928,500
Media (3.2%)

CBS Corp. Class B (non-voting shares)			96,300	5,951,340

Comcast Corp. Class A			121,000	6,052,420

DISH Network Corp. Class A(NON)			33,000	2,052,930

Liberty Global PLC Class A (United Kingdom)(NON)(S)			76,500	3,182,400

Liberty Global PLC Class C (United Kingdom)(NON)(S)			58,300	2,373,393

Madison Square Garden Co. (The) Class A(NON)			70,530	4,004,693

Rightmove PLC (United Kingdom)			27,891	1,226,630

				24,843,806
Metals and mining (0.4%)

Constellium NV Class A (Netherlands)(NON)			97,079	2,849,269

				2,849,269
Multiline retail (0.5%)

Dollar General Corp.(NON)			65,965	3,659,738

				3,659,738
Oil, gas, and consumable fuels (4.0%)

Anadarko Petroleum Corp.			27,279	2,312,168

Cabot Oil & Gas Corp.			72,200	2,446,136

Cheniere Energy, Inc.(NON)			21,100	1,170,926

EOG Resources, Inc.			27,700	5,433,909

Gaztransport Et Technigaz SA (France)(NON)			37,438	2,423,577

Gulfport Energy Corp.(NON)			47,800	3,402,404

Kodiak Oil & Gas Corp.(NON)			382,900	4,648,406

MPLX LP (Partnership shares)			8,367	409,899

QEP Resources, Inc.			144,700	4,259,968

Scorpio Tankers, Inc.			104,582	1,042,683

Suncor Energy, Inc. (Canada)			109,569	3,826,738

				31,376,814
Paper and forest products (0.5%)

International Paper Co.			79,200	3,633,696

				3,633,696
Personal products (0.4%)

Coty, Inc. Class A			224,093	3,356,913

				3,356,913
Pharmaceuticals (5.0%)

AbbVie, Inc.			79,500	4,086,300

Actavis PLC(NON)			52,600	10,827,710

Allergan, Inc.			42,600	5,286,660

AstraZeneca PLC ADR (United Kingdom)			70,100	4,548,088

Auxilium Pharmaceuticals, Inc.(NON)			49,500	1,345,410

Bristol-Myers Squibb Co.			75,000	3,896,250

Eli Lilly & Co.			61,500	3,619,890

Jazz Pharmaceuticals PLC(NON)			41,148	5,706,405

				39,316,713
Professional services (0.6%)

Nielsen Holdings NV			70,100	3,128,563

TrueBlue, Inc.(NON)			60,700	1,776,082

				4,904,645
Real estate investment trusts (REITs) (0.8%)

Altisource Residential Corp. (Virgin Islands)(R)			57,100	1,802,076

American Tower Corp.(R)			40,323	3,301,244

Equity Lifestyle Properties, Inc.(R)			25,405	1,032,713

				6,136,033
Real estate management and development (0.8%)

CBRE Group, Inc. Class A(NON)			112,800	3,094,104

RE/MAX Holdings, Inc. Class A(NON)			95,950	2,766,239

				5,860,343
Road and rail (1.5%)

Genesee & Wyoming, Inc. Class A(NON)			25,100	2,442,732

Union Pacific Corp.			47,400	8,895,084

				11,337,816
Semiconductors and semiconductor equipment (1.9%)

Applied Materials, Inc.			185,500	3,787,910

Freescale Semiconductor, Ltd.(NON)(S)			71,370	1,742,142

Himax Technologies, Inc. ADR (Taiwan)(S)			79,600	916,992

Micron Technology, Inc.(NON)			353,067	8,353,565

				14,800,609
Software (6.0%)

Electronic Arts, Inc.(NON)(S)			206,300	5,984,763

Mentor Graphics Corp.			167,300	3,683,946

Microsoft Corp.			231,100	9,472,789

Oracle Corp.			208,150	8,515,417

Red Hat, Inc.(NON)			125,800	6,664,884

ServiceNow, Inc.(NON)			37,000	2,217,040

Splunk, Inc.(NON)			21,100	1,508,439

SS&C Technologies Holdings, Inc.(NON)			85,004	3,401,860

TiVo, Inc.(NON)			417,000	5,516,910

				46,966,048
Specialty retail (3.4%)

Bed Bath & Beyond, Inc.(NON)(S)			33,198	2,284,022

Five Below, Inc.(NON)(S)			80,100	3,402,648

Gap, Inc. (The)			66,200	2,651,972

Home Depot, Inc. (The)			88,800	7,026,744

Tile Shop Holdings, Inc.(NON)(S)			158,161	2,443,587

TJX Cos., Inc. (The)			86,204	5,228,273

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			33,600	3,275,328

				26,312,574
Technology hardware, storage, and peripherals (5.2%)

Apple, Inc.			53,296	28,606,095

NetApp, Inc.			46,500	1,715,850

SanDisk Corp.			43,373	3,521,454

Western Digital Corp.			72,400	6,647,768

				40,491,167
Textiles, apparel, and luxury goods (1.5%)

Michael Kors Holdings, Ltd.(NON)			48,900	4,560,903

NIKE, Inc. Class B			43,600	3,220,296

Tumi Holdings, Inc.(NON)			189,700	4,292,911

				12,074,110
Tobacco (0.8%)

Philip Morris International, Inc.			78,740	6,446,444

				6,446,444
Trading companies and distributors (0.6%)

DXP Enterprises, Inc.(NON)			8,300	783,430

WESCO International, Inc.(NON)			47,700	3,969,594

				4,753,024
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)			71,454	2,630,221

				2,630,221

Total common stocks (cost $632,462,912)				$775,892,521

WARRANTS (—%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	359,195	$230,603

Neuralstem, Inc. Ser. J(F)	1/3/19	3.64	146,170	80,394

Total warrants (cost $362,787)				$310,997

SHORT-TERM INVESTMENTS (5.7%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.11%, November 13, 2014(SEGSF)			$6,000	$5,997

U.S. Treasury Bills with an effective yield of 0.11%, July 24, 2014(SEGSF)			130,000	129,982

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			720,000	719,492

U.S. Treasury Bills with an effective yield of 0.09%, August 21, 2014(SEGSF)			80,000	79,982

U.S. Treasury Bills with an effective yield of 0.06%, August 14, 2014(SEGSF)			50,000	49,989

Putnam Cash Collateral Pool, LLC 0.18%(d)			34,244,799	34,244,799

Putnam Short Term Investment Fund 0.07%(AFF)			9,680,650	9,680,650

Total short-term investments (cost $44,910,792)				$44,910,891

TOTAL INVESTMENTS

Total investments (cost $677,736,491)(b)				$821,114,409

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $19,043,681) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/21/14	$9,509,238	$9,592,471	$83,233
UBS AG
	Euro	Sell	6/18/14	9,451,366	9,451,210	(156)

Total						$83,077

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	60,328	$—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP12P) of common stocks	$191,751

Total		$—		$191,751

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $781,470,578.
(b)	The aggregate identified cost on a tax basis is $678,254,156, resulting in gross unrealized appreciation and depreciation of $153,953,113 and $11,092,860, respectively, or net unrealized appreciation of $142,860,253.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,733,894, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,615,305	$44,307,414	$47,242,069	$1,234	$9,680,650
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $34,244,799, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $33,829,401.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $156 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $879,520.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$141,461,655	$6,123,584	$1,733,894
Consumer staples	48,219,546	—	—
Energy	47,779,496	—	—
Financials	59,225,725	2,928,100	—
Health care	127,594,215	—	—
Industrials	104,619,119	—	—
Information technology	190,742,415	—	—
Materials	36,302,106	—	—
Telecommunication services	5,843,036	—	—
Utilities	3,319,630	—	—
Total common stocks	765,106,943	9,051,684	1,733,894
Warrants	230,603	80,394	—
Short-term investments	9,680,650	35,230,241	—

Totals by level	$775,018,196	$44,362,319	$1,733,894

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$83,077	$—
Total return swap contracts	—	191,751	—

Totals by level	$—	$274,828	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$83,233	$156
Equity contracts	502,748	—

Total	$585,981	$156

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$18,300,000
OTC total return swap contracts (notional)		$10,300,000
Warrants (number of warrants)		470,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Deutsche Bank AG	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	—	191,751	—	191,751
	Forward currency contracts#	83,233	—	—	83,233

	Total Assets	$83,233	$191,751	$—	$274,984
	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—
	Forward currency contracts#	—	—	156	156

	Total Liabilities	$—	$—	$156	$156

	Total Financial and Derivative Net Assets	$83,233	$191,751	$(156)	$274,828
	Total collateral received (pledged)##†	$—	$(879,520)	$—	$(879,520)
	Net amount	$83,233	$1,071,271	$(156)	$1,154,348

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014